UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 66.7%
	CONSUMER DISCRETIONARY – 9.6%
10,000	Bridgepoint Education, Inc.*	$98,600
53,000	Corinthian Colleges, Inc.*	107,060
40,000	General Motors Co.*	854,000
8,000	Lennar Corp. - Class B	206,960
9,000	Universal Technical Institute, Inc.	108,090
42,500	VOXX International Corp.*	318,750
400	Washington Post Co. - Class B	141,000
		1,834,460
	ENERGY – 1.5%
1,300	Chevron Corp.	145,808
1,500	ConocoPhillips	85,185
5,000	Venoco, Inc.*	55,900
		286,893
	FINANCIALS – 2.4%
14,000	Bank of America Corp.	111,860
12,000	Citigroup, Inc.	356,520
		468,380
	HEALTH CARE – 3.0%
5,000	Humana, Inc.	350,400
26,500	Palomar Medical Technologies, Inc.*	231,875
		582,275
	INDUSTRIALS – 4.5%
15,000	Fushi Copperweld, Inc.*	135,900
4,500	Graham Corp.	85,545
40,000	Hawaiian Holdings, Inc.*	237,200
6,752	HEICO Corp. - Class A	200,737
19,934	Insteel Industries, Inc.	199,739
		859,121
	INFORMATION TECHNOLOGY – 32.6%
30,000	Cisco Systems, Inc.	572,400
9,000	EPAM Systems, Inc.*	157,500
3,000	First Solar, Inc.*	59,970
325,000	GSE Systems, Inc.*	614,250
32,500	GT Advanced Technologies, Inc.*	188,500
79,900	Imation Corp.*	456,229
62,700	Integrated Silicon Solution, Inc.*	621,357
6,000	Intel Corp.	148,980
350,000	Inuvo, Inc.*	143,500

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
20,000	MEMC Electronic Materials, Inc.*	$53,600
5,300	Molex, Inc. - Class A	117,607
133,000	Power-One, Inc.*	816,620
105,000	Research In Motion Ltd.*	702,450
55,000	SunPower Corp.*	246,400
27,000	TeleNav, Inc.*	163,080
57,000	Tessera Technologies, Inc.	870,390
9,000	Veeco Instruments, Inc.*	308,700
		6,241,533
	MATERIALS – 11.0%
250,000	CGA Mining Ltd.*	613,746
197,211	Endeavour Mining Corp.*	396,122
8,000	Freeport-McMoRan Copper & Gold, Inc.	288,880
25,000	Kinross Gold Corp.	222,500
6,000	Newmont Mining Corp.	304,080
1,400,000	Norton Gold Fields Ltd.	282,051
		2,107,379
	TELECOMMUNICATION SERVICES – 2.1%
20,000	Leap Wireless International, Inc.*	109,400
15,000	MetroPCS Communications, Inc.*	145,950
22,500	NII Holdings, Inc.*	140,400
		395,750
	TOTAL COMMON STOCKS (Cost $12,990,036)	12,775,791

Principal Amount
	CORPORATE BONDS – 38.2%
$500,000	Alliance One International, Inc.1 10.000%, 7/15/2016	510,625
500,000	Alpha Natural Resources, Inc.2 2.375%, 4/15/2015	428,125
850,000	Chart Industries, Inc.2 2.000%, 8/1/2018	1,079,500
375,000	Digital River, Inc.1,2 2.000%, 11/1/2030	363,281
500,000	Five Star Quality Care, Inc.1,2 3.750%, 10/15/2026	498,125
750,000	Hawaiian Holdings, Inc.2 5.000%, 3/15/2016	797,813
700,000	Isis Pharmaceuticals, Inc.1,2 2.625%, 2/15/2027	707,000

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
$288,000	MagnaChip Semiconductor S.A. / MagnaChip Semiconductor Finance Co.1 10.500%, 4/15/2018	$322,560
575,000	MEMC Electronic Materials, Inc.1 7.750%, 4/1/2019	480,125
400,000	NuVasive, Inc.2 2.750%, 7/1/2017	377,000
325,000	PMC - Sierra, Inc.1,2 2.250%, 10/15/2025	326,625
1,250,000	SunPower Corp.2 4.750%, 4/15/2014	1,159,375
250,000	W&T Offshore, Inc.1 8.500%, 6/15/2019	270,625

	TOTAL CORPORATE BONDS (Cost $6,867,655)	7,320,779

Number of Shares
	EXCHANGE-TRADED FUNDS – 4.0%
4,700	SPDR Gold Shares*	771,834

	TOTAL EXCHANGE-TRADED FUNDS (Cost $661,483)	771,834

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.7%
	CALL OPTIONS – 0.7%
250	General Motors Company Exercise Price: $19, Expiration Date: January 19, 2013*	81,250
	Research in Motion Ltd.:
750	Exercise Price: $9, Expiration Date: March 16, 2013*	46,875
100	Exercise Price: $15, Expiration Date: March 16, 2013*	1,300
100	Exercise Price: $14, Expiration Date: December 22, 2012*	700

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $151,470)	130,125

	WARRANTS – 0.0%
31,750	INUV, Inc. Exercise Price: $2.20, Expiration Date: June 21, 2016*	317

	TOTAL WARRANTS (Cost $—)	317

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 7.4%
1,422,353	Federated Treasury Obligations Fund, 0.014%3	$1,422,353

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,422,353)	1,422,353

	TOTAL INVESTMENTS – 117.0% (Cost $22,092,997)	22,421,199
	Liabilities in Excess of Other Assets – (17.0)%	(3,262,290)

	TOTAL NET ASSETS – 100.0%	$19,158,909

	SECURITIES SOLD SHORT – (19.6)%
	COMMON STOCKS – (6.7)%
	CONSUMER DISCRETIONARY – (1.0)%
(6,100)	Lennar Corp. - Class A	(197,823)

	HEALTH CARE – (0.5)%
(2,000)	Isis Pharmaceuticals, Inc.*	(27,220)
(3,000)	NuVasive, Inc.*	(63,240)
		(90,460)
	INDUSTRIALS – (4.6)%
(9,600)	Chart Industries, Inc.*	(670,080)
(5,942)	HEICO Corp.	(207,019)
		(877,099)
	INFORMATION TECHNOLOGY – (0.6)%
(4,400)	Molex, Inc.	(116,820)

	TOTAL COMMON STOCKS (Proceeds $1,160,580)	(1,282,202)

	EXCHANGE-TRADED FUNDS – (7.6)%
(5,000)	iShares Russell 2000 Index Fund	(405,950)
(7,500)	SPDR S&P 500 ETF Trust	(1,059,300)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,378,288)	(1,465,250)

Bridgehampton Value Strategies Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2012 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY SECURITIES – (5.3)%
$(1,000,000)	United States Treasury Note 1.750%, 5/15/2022	$(1,020,469)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $1,012,901)	(1,020,469)

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,551,769)	$(3,767,921)

ETF – Exchange-Traded Fund

*	Non-income producing security.
1	Callable.
2	Convertible Security.
3	The rate quoted is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2012 (Unaudited)

Note 1 – Organization
Bridgehampton Value Strategies Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

(c) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

(d) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At August 31, 2012, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$22,126,319

Proceeds from securities sold short	$(3,546,381)

Gross unrealized appreciation	$2,180,566
Gross unrealized depreciation	(2,111,373)

Net unrealized appreciation (depreciation) on investments and securities sold short	$69,193

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s assets carried at fair value:

Bridgehampton Value Strategies Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
August 31, 2012 (Unaudited)

	Level 1	Level 2	Level 32	Total
Assets
Investments
Common Stocks1	$12,775,791	$-	$-	$12,775,791
Corporate Bonds	-	7,320,779	-	7,320,779
Exchange-Traded Funds	771,834	-	-	771,834
Purchased Options Contracts	130,125	-	-	130,125
Warrants	-	317	-	317
Short-Term Investments	1,422,353	-	-	1,422,353
Total Assets	$15,100,103	$7,321,096	$-	$22,421,199

Liabilities
Securities Sold Short
Common Stocks1	$(1,282,202)	$-	$-	$(1,282,202)
Exchange-Traded Funds	(1,465,250)	-	-	(1,465,250)
U.S. Treasury Securities	-	(1,020,469)	-	(1,020,469)
Total Liabilities	$(2,747,452)	$(1,020,469)	$-	$(3,767,921)

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2	The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Bridgehampton Value Strategies Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	11/6/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	11/6/2012

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	11/6/2012

* Print the name and title of each signing officer under his or her signature.